Note 1 - Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [line items]
Disclosure of operating segments [text block]
Year ended December 31, 2024	Tubes	Other	Total
Management view - operating income	2,391	143	2,534
Difference in cost of sales			(115)
Differences in selling, general and administrative expenses			(3)
Differences in other operating income (expenses), net			3
IFRS - operating income			2,419
Financial income (expense), net			129
Income before equity in earnings of non-consolidated companies and income tax			2,548
Equity in earnings of non-consolidated companies			9
Income before income tax			2,557
Net Sales	11,907	617	12,524
Depreciation and amortization	580	53	633

Year ended December 31, 2023	Tubes	Other	Total
Management view - operating income	4,337	129	4,466
Difference in cost of sales			(134)
Differences in selling, general and administrative expenses			(7)
Differences in other operating income (expenses), net			(9)
IFRS - operating income			4,316
Financial income (expense), net			221
Income before equity in earnings of non-consolidated companies and income tax			4,537
Equity in earnings of non-consolidated companies			95
Income before income tax			4,633
Net Sales	14,185	684	14,869
Depreciation and amortization	518	31	549

Year ended December 31, 2022	Tubes	Other	Total
Management view - operating income	2,772	75	2,847
Difference in cost of sales			44
Differences in depreciation and amortization			2
Differences in selling, general and administrative expenses			(4)
Differences in other operating income (expenses), net			74
IFRS - operating income			2,963
Financial income (expense), net			(6)
Income before equity in earnings of non-consolidated companies and income tax			2,957
Equity in earnings of non-consolidated companies			209
Income before income tax			3,166
Net Sales	11,133	630	11,763
Depreciation and amortization	588	20	608

Disclosure of geographical areas [text block]
	North America	South America	Europe	Asia Pacific, Middle East and Africa (*)	Unallocated (**)	Total
Year ended December 31, 2024
Net sales	5,558,769	2,621,581	1,262,458	3,081,126	-	12,523,934
Property, plant and equipment, net	3,578,293	1,257,345	832,443	453,390	-	6,121,471
Intangible Assets, net	1,117,314	177,934	14,899	47,602	-	1,357,749
Right of Use Assets, net	65,105	8,255	28,242	47,266	-	148,868
Investments in non-consolidated companies	-	-	-	-	1,543,657	1,543,657

Year ended December 31, 2023
Net sales	7,765,130	3,382,495	1,175,581	2,545,654	-	14,868,860
Property, plant and equipment, net	3,676,352	1,143,752	794,242	463,833	-	6,078,179
Intangible Assets, net	1,126,774	166,450	22,580	61,306	-	1,377,110
Right of Use Assets, net	50,128	9,241	24,832	47,937	-	132,138
Investments in non-consolidated companies	-	-	-	-	1,608,804	1,608,804

Year ended December 31, 2022
Net sales	6,902,787	2,550,402	1,000,833	1,308,504	-	11,762,526
Property, plant and equipment, net	3,548,844	1,031,423	706,539	269,457	-	5,556,263
Intangible Assets, net	1,102,265	147,102	7,598	75,543	-	1,332,508
Right of Use Assets, net	37,022	12,141	15,208	47,370	-	111,741
Investments in non-consolidated companies	-	-	-	-	1,540,646	1,540,646

(*) Starting on January 1, 2023, Asia Pacific and Middle East and Africa areas were merged in a single geographical area.

(**) For the years 2024, 2023 and 2022 includes Investments in non-consolidated companies. See note 14 to these Consolidated Financial Statements.

Tubes [member]
Disclosure of operating segments [line items]
Segment revenues by market [text block]
Revenues Tubes	2024	2023	2022
Oil & gas	10,689	12,488	9,543
Oil & gas processing plants	548	818	738
Industrial, power and others	670	879	852
Total	11,907	14,185	11,133